OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign currency translation
Unrealized foreign currency translation gains (losses) in respect of foreign operations	$ 596	$ (632)	$ 529
Reclassification of realized foreign currency translation gains (losses) to net income on disposition of foreign operations	285	(134)	7
(Losses) gains on hedges of net investments in foreign operations	(236)	361	(309)
Reclassification of hedges of net investment in foreign operations (losses) gains to net income on disposition of foreign operations	(88)	82	(83)
Foreign currency translation	557	(323)	144
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income tax expense (benefit) of $(5) million (2024 - $1 million; 2023 - $(30) million)	42	(140)	48
Cash flow hedges	42	(140)	48
Equity accounted investments
Share of unrealized foreign currency translations (losses) gains in respect of foreign operations	(27)	(4)	1
Share of losses on derivatives designated as cash flow hedges	(11)	(28)	(56)
Equity accounted investments	(38)	(32)	(55)
Items that will not be reclassified to net income:
Unrealized gains (losses) on securities - FVTOCI, net of income tax (expense) benefit of $(5) million (2024 - $(4) million; 2023 - nil)	16	8	(18)
Share of revaluation surplus on equity accounted investments	55	24	6
Net remeasurement losses on defined benefit plan	0	0	(2)
Revaluation surplus (deficit), net of income tax (expense) of $(31) million (2024 –$(17) million; 2023 – $(68) million)	51	(39)	639
Items that will not be reclassified to net income:	122	(7)	625
Total other comprehensive income (loss)	$ 683	$ (502)	$ 762